Subsequent Events (Details) - USD ($)									1 Months Ended							2 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Aug. 10, 2021	Jul. 21, 2021	Jun. 04, 2021	May 13, 2021	Mar. 12, 2021	Mar. 08, 2021	Mar. 02, 2021	Jan. 13, 2021	Jul. 21, 2021	Jun. 30, 2021	Feb. 28, 2021	Jan. 27, 2021	Jan. 27, 2021	Sep. 30, 2020	Jul. 31, 2020	Jul. 21, 2021	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 09, 2021	Jun. 07, 2021	Mar. 31, 2021	Jan. 31, 2021	Jul. 24, 2020	Feb. 14, 2020	Apr. 29, 2019
Subsequent Events (Details) [Line Items]
Principal amounts converted		$ 130,479,000
Number of shares purchased (in shares) (in Shares)															2,977,568
Purchase price (in Dollars per share)															$ 10.00					$ 10.00	$ 10.00						$ 10.00
Aggregate purchase price													$ 761,400,000		$ 30,371,190
Loss on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net														$ 87,000
Exercise price (in Dollars per share)										$ 2.72								$ 2.72
Aggregate principal																								$ 200,000				$ 150,000
Number of common stock																	$ 25,820			$ 25,000
Warrant issued																				$ 820
Amount of note converted in to units											$ 500,000
Class A Ordinary Stock [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares able to be purchased from warrants issued (in Shares)										1,930,147								1,930,147
Notes Payable, Convertible, Due December 2022, June 2021 Notes [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal		$ 33,917,000							$ 33,917,000							$ 33,917,000
Convertible Promissory Note [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal											500,000													$ 200,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Additinal shares issued (in Shares)									25,869,594
Number of shares purchased (in shares) (in Shares)									76,140,000
Purchase price (in Dollars per share)		$ 10							$ 10							$ 10
Aggregate purchase price									$ 761,400,000
Transaction costs									93,280,000
Transaction costs paid									24,610,000
Transaction costs recorded to equity									68,670,000
Payments to settle liabilities									144,924,000
Principal amounts converted or repaid									$ 116,518,000
Settlement of accounts payable		$ 110,035,000
Settlement of purchase orders of goods yet to be received		8,380,000
Settlement of accrued interest of accounts payable		14,506,000
Settlement of amounts due to vendors		19,791,000
Settlement of amounts due to active and former employees		$ 23,638,000
Aggregate shares able to be purchased from warrants issued (in Shares)		298,611,892							298,611,892							298,611,892
Contingent consideration, earnout shares (in Shares)		25,000,000
Fair value of earnout shares		$ 293,853,000
Aggregate principal											$ 500,000
Debt issuance costs	$ 828,000
Merger agreement, description													(“FF Top”), shares of new Class B common stock of the Company (“New FF common stock”) following the Transactions based on an exchange ratio (the “Exchange Ratio”), the numerator of which is equal to (i)(A) the number of shares of the Company common stock equal to $2,716,000,000 (plus net cash of FF, less debt of FF, plus debt of FF that will be converted into shares of the Company common stock, plus any additional bridge loan in an amount not to exceed $100,000,000), (B) divided by $10, minus (ii) an additional 25,000,000 shares which may be issuable to FF stockholders as additional consideration upon certain price thresholds, and the denominator of which is equal to the number of outstanding shares of FF, including shares issuable upon exercise of vested FF options and vested FF warrants (in each case assuming cashless exercise) and upon conversion of outstanding convertible notes.
Subsequent Event [Member] | Notes Payable, Related Party [Member] | Affiliated Entity [Member]
Subsequent Events (Details) [Line Items]
Accrued interest converted		29,958,000
Principal amounts converted or repaid									$ 60,104,000
Accrued interest settled									$ 8,584,000
Subsequent Event [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Loss on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net		$ 90,531,000
Subsequent Event [Member] | Class A-2 Convertible Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Additinal shares issued (in Shares)		119,191,029
Subsequent Event [Member] | Class A-1 Convertible Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Additinal shares issued (in Shares)									15,792,771
Subsequent Event [Member] | Class A-3 Convertible Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Additinal shares issued (in Shares)									1,281,976
Subsequent Event [Member] | Class A Ordinary Stock [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares able to be purchased from warrants issued (in Shares)		44,880,595							44,880,595							44,880,595
Aggregate shares able to be purchased from warrants issued (in Shares)		44,880,595							44,880,595							44,880,595
Subsequent Event [Member] | Earnout Shares, Tranche One [Member]
Subsequent Events (Details) [Line Items]
Contingent consideration, earnout shares (in Shares)		12,500,000
Contingent consideration, earnout shares, stock price trigger (in Dollars per share)		$ 13.50							$ 13.50							$ 13.50
Subsequent Event [Member] | Earnout Shares, Tranche Two [Member]
Subsequent Events (Details) [Line Items]
Contingent consideration, earnout shares (in Shares)		12,500,000
Contingent consideration, earnout shares, stock price trigger (in Dollars per share)		$ 15.50							$ 15.50							$ 15.50
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Events (Details) [Line Items]
Conversion price per unit (in Dollars per share)											$ 10.00
Aggregate principal amount											$ 500,000
Convertible debt											$ 500,000
Subsequent Event [Member] | Equity Incentive Plan [Member]
Subsequent Events (Details) [Line Items]
Granted (in Shares)	4,845,901
Granted (in Dollars per share)	$ 1.572
Subsequent Event [Member] | STI Plan [Member]
Subsequent Events (Details) [Line Items]
Granted (in Shares)	9,137,207
Granted (in Dollars per share)	$ 1.572
FF Intelligent Mobility Global Holdings Ltd [Member]
Subsequent Events (Details) [Line Items]
Additinal shares issued (in Shares)																					25,000,000
Redemption of shares																					$ 11
Number of shares purchased (in shares) (in Shares)																		76,140,000
Purchase price (in Dollars per share)										$ 10								$ 10
Aggregate purchase price																		$ 761,400,000
Transaction costs																		7,865,000
Loss on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net																		$ (1,309)	$ (314)		2,107
Aggregate shares able to be purchased from warrants issued (in Shares)										19,016,865								19,016,865							2,167,254	270,200
Exercise price (in Dollars per share)										$ 10								$ 10							$ 2.71	$ 2.72
Proceeds from notes payable																		$ 111,740	$ 9,468		$ 40,895	55,272
interest, per annum								14.00%												6.00%	6.00%
Loan amount																					$ 100,000,000
Bear interest rate							14.00%
Cash paid rent																					2,452,000	4,282,000
Net proceeds																						$ 29,000
Aggregate principal amount																		40,935,000
Amount of note converted in to units																					$ 226,506
FF Intelligent Mobility Global Holdings Ltd [Member] | Third-party investment [Member]
Subsequent Events (Details) [Line Items]
Aggregate purchase price					$ 6,440,000
Aggregate principal					$ 7,000,000
Bear interest rate					0.00%
FF Intelligent Mobility Global Holdings Ltd [Member] | Notes Payable, Related Party [Member] | Affiliated Entity [Member]
Subsequent Events (Details) [Line Items]
Principal amounts converted or repaid																		$ 60,104,000
FF Intelligent Mobility Global Holdings Ltd [Member] | First Out Notes to Birch Lake and Lender [Member]
Subsequent Events (Details) [Line Items]
Principal amounts converted								$ 1,333,000
FF Intelligent Mobility Global Holdings Ltd [Member] | First Out Notes issued to Birch Lake and the lenders [Member]
Subsequent Events (Details) [Line Items]
Principal amounts converted								15,000,000
FF Intelligent Mobility Global Holdings Ltd [Member] | Ares Direct Finance I LP [Member]
Subsequent Events (Details) [Line Items]
Principal amounts converted								$ 85,000,000
FF Intelligent Mobility Global Holdings Ltd [Member] | Class A-2 Convertible Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares (in Shares)										19,546,600								19,546,600		0	0
FF Intelligent Mobility Global Holdings Ltd [Member] | Class A-2 Convertible Preferred Stock [Member] | Notes Payable, Related Party [Member] | Affiliated Entity [Member]
Subsequent Events (Details) [Line Items]
Principal amounts converted																		$ 130,479,000
Additinal shares issued (in Shares)																		81,855,608
FF Intelligent Mobility Global Holdings Ltd [Member] | Class A-1 Convertible Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Principal amounts converted				$ 90,869
Aggregate shares (in Shares)										57,513,413								57,513,413		0	0
FF Intelligent Mobility Global Holdings Ltd [Member] | Class B Ordinary Stock [Member]
Subsequent Events (Details) [Line Items]
Redemption of shares
Amount of note converted in to units																					1
FF Intelligent Mobility Global Holdings Ltd [Member] | Class A Ordinary Stock [Member]
Subsequent Events (Details) [Line Items]
Redemption of shares
Aggregate shares able to be purchased from warrants issued (in Shares)										44,880,595								44,880,595
Conversion price per unit (in Dollars per share)								$ 10
Granted (in Shares)																		6,000,000
Granted (in Dollars per share)																		$ 0.36
Number of common stock purchased by investors (in Shares)																				43,327,415	43,327,415	107,789,887
Amount of note converted in to units
FF Intelligent Mobility Global Holdings Ltd [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Number of common stock																					$ 2,716,000
Aggregate shares (in Shares)																				79,500,000	79,500,000
Aggregate purchase price																					$ 795,000,000
FF Intelligent Mobility Global Holdings Ltd [Member] | CH Capital [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal												$ 2,827,695,000	$ 2,827,695,000
Liquidation premium, percent													2.00%
Accrued outstanding rent												$ 995,000	$ 995,000
Cash paid rent													130,000
FF Intelligent Mobility Global Holdings Ltd [Member] | Equity Incentive Plan [Member]
Subsequent Events (Details) [Line Items]
Granted (in Shares)																		26,831,376		96,012,077
Granted (in Dollars per share)																		$ 0.58		$ 0.34
FF Intelligent Mobility Global Holdings Ltd [Member] | STI Plan [Member]
Subsequent Events (Details) [Line Items]
Granted (in Shares)												2,827,695						30,043,068		38,447,116
Granted (in Dollars per share)												$ 0.391						$ 0.97		$ 0.35
Accrued outstanding rent												$ 947,000	947,000
FF Intelligent Mobility Global Holdings Ltd [Member] | STI Plan [Member] | Class A Ordinary Stock [Member]
Subsequent Events (Details) [Line Items]
Number of common stock purchased by investors (in Shares)																				45,932,116	45,932,116
FF Intelligent Mobility Global Holdings Ltd [Member] | Qualified SPAC Merger [Member]
Subsequent Events (Details) [Line Items]
Principal amounts converted						$ 5,600,000
interest, per annum						50.00%
Bear interest rate						15.75%
FF Intelligent Mobility Global Holdings Ltd [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Principal amounts converted or repaid																$ 116,518,000
FF Intelligent Mobility Global Holdings Ltd [Member] | Subsequent Event [Member] | Class A-2 Convertible Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Principal amounts converted																$ 119,191,029,000
FF Intelligent Mobility Global Holdings Ltd [Member] | Subsequent Event [Member] | Class A-1 Convertible Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Additinal shares issued (in Shares)																15,792,771
FF Intelligent Mobility Global Holdings Ltd [Member] | Subsequent Event [Member] | Class A-3 Convertible Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Additinal shares issued (in Shares)																1,281,976
FF Intelligent Mobility Global Holdings Ltd [Member] | Note Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Principal amounts converted							$ 55,000,000
Private Placement [Member]
Subsequent Events (Details) [Line Items]
Number of shares purchased (in shares) (in Shares)															59,551
Purchase price (in Dollars per share)															$ 10.00					$ 10.00	$ 10.00
Notes Payable, Other Payables [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Accrued interest settled									$ 12,431,000
Notes Payable, Other Payables [Member] | Subsequent Event [Member] | Class A-2 Convertible Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Principal amounts converted		$ 56,000,000
Accrued interest converted		17,177,000
Notes Payable, Other Payables [Member] | Subsequent Event [Member] | Class A-1 Convertible Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Principal amounts converted		17,600,000
Accrued interest converted									5,399,000
Notes Payable, Other Payables [Member] | Subsequent Event [Member] | Class A-3 Convertible Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Principal amounts converted									1,500,000
Accrued interest converted									$ 699,000
Notes Payable, Other Payables [Member] | Subsequent Event [Member] | Notes Payable, Convertible, Due December 2022, June 2021 Notes [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal	$ 33,917,000
Proceeds from notes payable		30,375,000
Original issue discount percent	8.00%
interest, per annum	15.00%
Conversion price per unit (in Dollars per share)	$ 10
Liquidation premium, percent	30.00%
Notes Payable, Other Payables [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Subsequent Events (Details) [Line Items]
Proceeds from notes payable
Aggregate principal amount
Notes Payable, Other Payables [Member] | FF Intelligent Mobility Global Holdings Ltd [Member] | Subsequent Event [Member] | Class A-2 Convertible Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Principal amounts converted																$ 56,000,000
Notes Payable, Other Payables [Member] | FF Intelligent Mobility Global Holdings Ltd [Member] | Subsequent Event [Member] | Class A-1 Convertible Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Principal amounts converted																17,600,000
Notes Payable, Other Payables [Member] | FF Intelligent Mobility Global Holdings Ltd [Member] | Subsequent Event [Member] | Class A-3 Convertible Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Principal amounts converted																$ 1,500,000
Convertible Debt [Member] | Subsequent Event [Member] | Vendor Trust [Member]
Subsequent Events (Details) [Line Items]
Principal amounts converted or repaid		$ 130,671,000
Convertible Debt [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Subsequent Events (Details) [Line Items]
Additinal shares issued (in Shares)										10,456,642
Convertible Debt [Member] | FF Intelligent Mobility Global Holdings Ltd [Member] | Vendor Trust [Member]
Subsequent Events (Details) [Line Items]
Principal amounts converted or repaid			$ 14,166,000
interest, per annum																													6.00%
Minimum [Member] | FF Intelligent Mobility Global Holdings Ltd [Member] | Third-party investment [Member]
Subsequent Events (Details) [Line Items]
Original issue discount percent					8.00%
Minimum [Member] | FF Intelligent Mobility Global Holdings Ltd [Member] | Qualified SPAC Merger [Member]
Subsequent Events (Details) [Line Items]
Liquidation premium, percent						42.00%
Maximum [Member] | FF Intelligent Mobility Global Holdings Ltd [Member] | Third-party investment [Member]
Subsequent Events (Details) [Line Items]
Original issue discount percent					130.00%
Maximum [Member] | FF Intelligent Mobility Global Holdings Ltd [Member] | Qualified SPAC Merger [Member]
Subsequent Events (Details) [Line Items]
Liquidation premium, percent						52.00%
US-Based Investment Firm Warrants [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares able to be purchased from warrants issued (in Shares)	1,187,083	19,016,865							19,016,865							19,016,865
Exercise price (in Dollars per share)	$ 10
Class of warrant or right vesting period	7 years
US-Based Investment Firm Warrants [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares able to be purchased from warrants issued (in Shares)																							5,831,357
Exercise price (in Dollars per share)																							$ 2,572.3000
Warrant [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Subsequent Events (Details) [Line Items]
Warrant issued							$ 3,993,000
PSAC [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Cash raised									$ 229,653,000
Redemption of shares		$ 206,000							$ 206,000
Redemption of shares (in Shares)		20,600
Redemption price (in Dollars per share)		$ 10
Aggregate shares able to be purchased from warrants issued (in Shares)		23,652,119							23,652,119							23,652,119
Exercise price (in Dollars per share)		$ 11.50							$ 11.50							$ 11.50
PSAC [Member] | FF Intelligent Mobility Global Holdings Ltd [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Cash raised		$ 229,653,000
PSAC [Member] | Public Warrants [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares able to be purchased from warrants issued (in Shares)		22,977,568							22,977,568							22,977,568
PSAC [Member] | Private Placement Warrants [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares able to be purchased from warrants issued (in Shares)		674,551							674,551							674,551
FF Top Holdings LLC [Member] | Class B Ordinary Stock [Member]
Subsequent Events (Details) [Line Items]
Amount of shares issued from from conversion of debt and certain other outstanding liabilities (in shares) (in Shares)		64,000,588
FF Top Holdings LLC [Member] | Class A Ordinary Stock [Member]
Subsequent Events (Details) [Line Items]
Amount of shares issued from from conversion of debt and certain other outstanding liabilities (in shares) (in Shares)		128,084,555
Subscription Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate purchase price													$ 775,000,000
Number of common stock purchased by investors (in Shares)												77,500,000	77,500,000
Purchase price per share (in Dollars per share)												$ 10.00	$ 10.00
Subscription Agreement [Member] | Subsequent Event [Member] | PSAC Merger Sub, Ltd. [Member]
Subsequent Events (Details) [Line Items]
Aggregate purchase price													$ 795,000,000
Number of common stock purchased by investors (in Shares)												79,500,000	79,500,000
Purchase price per share (in Dollars per share)												$ 10.00	$ 10.00
Subscription Agreement [Member] | Private Placement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Number of common stock purchased by investors (in Shares)												17,500,000	17,500,000
Net proceeds													$ 175,000,000
Subscription Agreement [Member] | Private Placement [Member] | Additional issuance [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate purchase price													$ 20,000,000
Number of common stock purchased by investors (in Shares)												2,000,000	2,000,000
Purchase price per share (in Dollars per share)												$ 10.00	$ 10.00